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           UNITED STATES                                OMB APPROVAL
                                         -------------------------------
SECURITIES AND EXCHANGE COMMISSION       OMB Number:             3235-0456
      Washington, D.C. 20549             Expires:                August 31, 2000
                                         Estimated average burden
            FORM 24F-2                   hours per response       . . . . . . .1
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Annual Notice of Securities Sold
     Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form. Please print or type.

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  1.       Name and address of issuer:
                                  GINTEL ASSET MANAGEMENT INC.
                                  6 GREENWICH OFFICE PARK
                                  GREENWICH, CT 06831-5197
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  2.       The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):
                                 NONE
                                ------
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  3.       Investment Company Act File Number:
                                 811-03115

           Securities Act File Number:
                                  2-70207
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4(a).         Last day of fiscal year for which this Form is filed:

                             DECEMBER 31, 2000
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4(b).  ----   Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.
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4(c).         Check box if this is the last time the issuer will be filing this
       ----   Form.
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  5.   Calculation of registration fee:

       (i)    Aggregate sale price of securities sold during the
              fiscal year pursuant to section 24(f):             $   61,940,011
                                                                   -------------

       (ii)   Aggregate price of securities redeemed or
              repurchased during the fiscal year:                  $  17,166,869
                                                                    ------------

       (iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable
              to the Commission:                                   $  26,325,359
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       (iv)   Total available redemption credits [add Items 5(ii) and 5(iii)]:

                                                                  $   43,492,228
                                                                   -------------


       (v)    Net sales - if Item 5(i) is greater than Item 5(iv)
              [subtract Item 5(iv) from Item 5(i)]:               $   18,447,783
                                                                   -------------

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       (vi)Redemption credits available for use in future years  $(          0 )
                                                                  ------------
           - if Item 5(i) is less than Item 5(iv)  [subtract  Item 5(iv) from
           Item 5(i)]:

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       (vii)Multiplier for determining registration fee (See
            Instruction C.9):                                   X        0.0250%
                                                                   -------------

       (vii) Registration fee due [multiply Item 5(v) by Item
             5(vii)]  (enter "0" if no fee is due):             =   $     4,612
                                                                  -------------

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  6.   Prepaid Shares

       If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescission of rule 24e-2], then report the amount of securities (number of shares or other units) deducted hN/A : . If there is a
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       number of shares or other units that were registered pursuant to rule
       24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here : N/A .
                                        ----------

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  7.   Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

                                                                 +$            0
                                                                   -------------
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  8.   Total of the amount of the registration fee due plus any interest due
       [line 5(viii) plus line 7]:

                                                                 =$        4,612
                                                                   -------------
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  9.   Date the registration fee and any interest payment was sent to the
       Commission's lockbox depository3/5/01

           Method of Delivery:

           X
           ---          Wire Transfer

           ---          Mail or other means
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                                SIGNATURES

       This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


       By (Signature and Title)* ----------------------------------------

                                 Sephen G. Stavrides, President and Treasurer
                                 -----------------------------------------------

       Date      March 5, 2001
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* Please print the name and title of the signing officer below the signature.